Share-based payments - Schedule of Fair Value of Restricted Stock Units (Details) - Restricted stock units			3 Months Ended	6 Months Ended	12 Months Ended
	Dec. 01, 2025 shares	Jul. 01, 2024 shares	Mar. 31, 2026 shares $ / shares	Jun. 30, 2026 shares $ / shares	Dec. 31, 2025 shares $ / shares
Restricted stock units
Beginning balance (in shares) | shares			1,666,667	1,666,667	1,666,667
Granted (in shares) | shares	1,500,000	2,600,000		0	1,500,000
Canceled (in shares) | shares			1,500,000
Ending balance (in shares) | shares	1,666,667			1,247,333	1,666,667
Weighted Average Grant Date Fair Value ($)
Beginning balance (in dollars per share)			$ 3.93	$ 3.93	$ 6.21
Granted (in dollars per share)				0	3.68
Cancelled (in dollars per share)			$ 6.21
Vested (in dollars per share)				3.68
Ending balance (in dollars per share)				$ 4.02	$ 3.93